Expense Example, No Redemption - FidelityAdvisorEmergingAsiaFund-AMCIZPRO - FidelityAdvisorEmergingAsiaFund-AMCIZPRO - Fidelity Advisor Emerging Asia Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor Emerging Asia Fund - Class A
Expense Example, No Redemption:
1 Year	$ 697
3 Years	955
5 Years	1,232
10 Years	2,021
Fidelity Advisor Emerging Asia Fund - Class C
Expense Example, No Redemption:
1 Year	204
3 Years	630
5 Years	1,083
10 Years	2,147
Fidelity Advisor Emerging Asia Fund - Class M
Expense Example, No Redemption:
1 Year	499
3 Years	813
5 Years	1,150
10 Years	2,099
Fidelity Advisor Emerging Asia Fund - Class I
Expense Example, No Redemption:
1 Year	101
3 Years	315
5 Years	547
10 Years	1,213
Fidelity Advisor Emerging Asia Fund - Class Z
Expense Example, No Redemption:
1 Year	88
3 Years	274
5 Years	477
10 Years	$ 1,061